UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811- 05276

 Value Line Strategic Asset Management Trust
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2008

Date of reporting period: December 31, 2008

Item I.	Reports to Stockholders.

A copy of the Annual Report to Stockholders for the period ended 12/31/08 is included with this Form.

Value Line Strategic Asset Management Trust	Annual Report To Contractowners

Stephen E. Grant,
Portfolio Manager (right)
Jeffrey D. Geffen, Director of
Bond Management (left)

Objective:
High total investment return consistent with reasonable risk

Inception Date:
October 1, 1987

Net Assets at
December 31, 2008:
$355,886,606

Portfolio composition at
December 31, 2008:
(Percentage of Total
Net Assets)

  Equity 76.1%
  Fixed Income 17.3%
  Cash & Other Assets
       – Net 6.6%

An Update from Trust Management (Unaudited)

For the year ending December 31, 2008, the Value Line Strategic Asset Management Trust (the “Trust”) experienced a total return of –29.39%. That compared with a total return of –37.00% for the S&P 500 Stock Index and a total return of 5.71% for the Barclays Government/Credit Bond Index.

In selecting stocks, we rely on the Value Line Timeliness Ranking and Performance Ranking Systems. These proprietary systems favor companies with strong relative earnings momentum and strong relative stock price momentum. Such “growth” stocks generally lagged “value” stocks in 2008.

In allocating assets, we are guided by Value Line’s proprietary stock market and bond market models, which incorporate a number of economic and financial variables. The Trust’s allocation remained at 65%–75% stocks, 10%–20% bonds, and 10%–15% cash during the year. The stock exposure was responsible for the Trust’s loss in the 12-month period.

It’s noteworthy that the Trust’s average annual total return of 8.84% since inception in 1987 has been achieved while holding a significant portion of assets in bonds and cash, which has limited the risk exposure of our shareholders. Steve Grant has been lead portfolio manager of the Trust since 1991.

The views expressed above are those of the Trust’s portfolio manager(s) as of December 31, 2008 and are subject to change without notice. The views expressed herein are based on current market conditions and are not intended to predict or guarantee the future performance of the Trust, any individual security, any market or market segment. The composition of the Trust’s portfolio is subject to change. No recommendation is made with respect to any security discussed herein.

Top Ten Common Stock Holdings (As of 12/31/2008) (Unaudited)

Company	Percentage of Total Net Assets
Wells Fargo & Co.	0.96%
Gilead Sciences, Inc.	0.95%
Thermo Fisher Scientific, Inc.	0.94%
Praxair, Inc.	0.93%
ITT Corp.	0.92%
XTO Energy, Inc.	0.85%
C.H. Robinson Worldwide, Inc.	0.82%
Express Scripts, Inc.	0.80%
Bank of Hawaii Corp.	0.79%
Range Resources Corp.	0.78%

About information in this report:

●	It is important to consider the Trust’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

●	The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The Barclays Government/Credit Bond Index is an unmanaged index that is generally considered to be representative of U.S. government and corporate bond market activity. Index returns are provided for comparative purposes. Please note that the indices are not available for direct investment and their returns do not reflect the fees and expenses that have been deducted from the Trust.

VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST

Value Line Strategic Asset Management Trust	Annual Report To Contractowners

Equity Sector Weightings vs. Index (As of 12/31/2008) (Unaudited)

Average Annual Total Returns (For periods ended 12/31/2008) (Unaudited)

	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 10/01/1987
Value Line Strategic Asset Management Trust	(29.39)%	(4.54)%	1.26%	1.82%	8.84%
S&P 500 Index	(37.00)%	(8.36)%	(2.19)%	(1.38)%	8.63%
Barclays Government/Credit Bond Index	5.71%	5.56%	4.64%	5.64%	7.49%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Trust expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Trust will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

Growth of a Hypothetical $10,000 Investment (Unaudited)

To give you a comparison, the chart below shows you the performance of a hypothetical $10,000 investment made 10 years ago in the Value Line Strategic Asset Management Trust to that of the S&P 500 Index and Barclays Government/Credit Bond Index. Index returns do not include the fees and expenses of the Trust, but do include the reinvestment of dividends.

VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST

Value Line Strategic Asset Management Trust	Annual Report To Contractowners

Trust Expenses (Unaudited)

By investing in the Trust, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Trust expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested on July 1, 2008 and held for six months ended December 31, 2008.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During the Period*	Annualized Expense Ratio
Actual	$1,000	$738.60	$3.85	0.88%
Hypothetical (5% return before expenses)	$1,000	$1,020.71	$4.47	0.88%

*
Expenses are equal to the Trust’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the Trust’s most recent fiscal half-year). This expense ratio may differ from the expense ratio shown in the financial highlights.

VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST

Value Line Strategic Asset Management Trust

Schedule of Investments

December 31, 2008

Common Stocks — 76.1%

Shares		Value
Aerospace/Defense — 4.0%
15,000	Alliant Techsystems, Inc. *	$1,286,400
35,000	BE Aerospace, Inc. *	269,150
23,000	Esterline Technologies Corp. *	871,470
22,000	General Dynamics Corp.	1,266,980
18,500	Goodrich Corp.	684,870
21,000	L-3 Communications Holdings, Inc.	1,549,380
14,000	Lockheed Martin Corp.	1,177,120
25,000	Northrop Grumman Corp.	1,126,000
8,000	Orbital Sciences Corp. *	156,240
30,000	Precision Castparts Corp.	1,784,400
23,500	Raytheon Co.	1,199,440
50,000	Rockwell Collins, Inc.	1,954,500
18,000	Teledyne Technologies, Inc. *	801,900
		14,127,850
Apparel — 0.8%
54,000	Guess?, Inc.	828,900
28,000	Phillips-Van Heusen Corp.	563,640
18,000	VF Corp.	985,860
29,000	Warnaco Group, Inc. (The) *	569,270
		2,947,670
Auto Parts — 1.3%
44,000	BorgWarner, Inc.	957,880
13,200	Eaton Corp.	656,172
117,000	Johnson Controls, Inc.	2,124,720
83,000	LKQ Corp. *	967,780
		4,706,552
Bank — 1.8%
62,000	Bank of Hawaii Corp.	2,800,540
116,000	Wells Fargo & Co.	3,419,680
		6,220,220
Bank – Canadian — 0.4%
36,800	Royal Bank of Canada	1,091,488
11,284	Toronto-Dominion Bank (The)	404,757
		1,496,245
Bank – Foreign — 0.3%
70,400	Banco Bilbao Vizcaya Argentaria, S.A. ADR	879,296
Bank – Midwest — 0.7%
25,000	Northern Trust Corp.	1,303,500
46,000	U.S. Bancorp	1,150,460
		2,453,960
Biotechnology — 0.6%
13,000	Myriad Genetics, Inc. *	861,380
8,000	Techne Corp.	516,160
12,100	United Therapeutics Corp. *	756,855
		2,134,395
Building Materials — 0.4%
30,000	Jacobs Engineering Group, Inc. *	1,443,000
Cable TV — 0.3%
41,000	Rogers Communications, Inc. Class B	1,233,280
Chemical – Basic — 0.6%
21,000	Agrium, Inc.	716,730
27,500	Celanese Corp. Series A	341,825
22,000	FMC Corp.	984,060
		2,042,615

Shares		Value
Chemical – Diversified — 1.0%
17,000	Air Products & Chemicals, Inc.	$854,590
32,200	Albemarle Corp.	718,060
21,000	Monsanto Co.	1,477,350
16,000	Pall Corp.	454,880
		3,504,880
Chemical – Specialty — 3.3%
39,000	Airgas, Inc.	1,520,610
65,000	Ecolab, Inc.	2,284,750
23,500	Lubrizol Corp. (The)	855,165
8,000	Mosaic Co. (The)	276,800
56,000	Praxair, Inc.	3,324,160
21,000	Sherwin-Williams Co. (The)	1,254,750
48,400	Sigma-Aldrich Corp.	2,044,416
		11,560,651
Computer Software & Services — 1.7%
34,000	Accenture Ltd. Class A	1,114,860
15,000	ANSYS, Inc. *	418,350
58,000	Cognizant Technology Solutions Corp. Class A *	1,047,480
22,000	Concur Technologies, Inc. *	722,040
13,000	DST Systems, Inc. *	493,740
38,000	Infosys Technologies Ltd. ADR	933,660
73,000	Nuance Communications, Inc. *	756,280
17,000	Sybase, Inc. *	421,090
		5,907,500
Diversified Companies — 4.1%
16,000	Acuity Brands, Inc.	558,560
73,500	AMETEK, Inc.	2,220,435
41,000	Barnes Group, Inc.	594,500
24,000	Brink’s Co. (The)	645,120
35,600	Danaher Corp.	2,015,316
21,000	Honeywell International, Inc.	689,430
71,000	ITT Corp.	3,265,290
44,000	McDermott International, Inc. *	434,720
16,000	Parker Hannifin Corp.	680,640
17,000	SPX Corp.	689,350
36,000	United Technologies Corp.	1,929,600
13,600	Valmont Industries, Inc.	834,496
		14,557,457
Drug — 4.0%
34,000	Alexion Pharmaceuticals, Inc. *	1,230,460
27,400	Allergan, Inc.	1,104,768
29,000	BioMarin Pharmaceutical, Inc. *	516,200
24,600	Celgene Corp. *	1,359,888
38,000	Covance, Inc. *	1,749,140
66,000	Gilead Sciences, Inc. *	3,375,240
34,000	Immucor, Inc. *	903,720
35,000	Perrigo Co.	1,130,850
52,000	Pharmaceutical Product Development, Inc.	1,508,520
28,000	Teva Pharmaceutical Industries Ltd. ADR	1,191,960
		14,070,746
E-Commerce — 0.4%
18,800	Equinix, Inc.*	999,972
18,400	Salesforce.com, Inc.*	588,984
		1,588,956

See Notes to Financial Statements.

Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

December 31, 2008

Shares		Value
Educational Services — 0.9%
20,000	ITT Educational Services, Inc. *	$1,899,600
6,700	Strayer Education, Inc.	1,436,547
		3,336,147
Electrical Equipment — 1.6%
32,400	Cooper Industries Ltd. Class A	947,052
34,000	Emerson Electric Co.	1,244,740
43,000	FLIR Systems, Inc. *	1,319,240
24,000	General Cable Corp. *	424,560
27,000	Thomas & Betts Corp. *	648,540
13,000	W.W. Grainger, Inc.	1,024,920
		5,609,052
Electrical Utility – Central — 1.0%
18,000	Entergy Corp.	1,496,340
20,600	ITC Holdings Corp.	899,808
25,000	Wisconsin Energy Corp.	1,049,500
		3,445,648
Electrical Utility – East — 1.2%
25,000	Exelon Corp.	1,390,250
21,000	FirstEnergy Corp.	1,020,180
16,000	NSTAR	583,840
7,000	PPL Corp.	214,830
42,000	Public Service Enterprise Group, Inc.	1,225,140
		4,434,240
Electrical Utility – West — 0.4%
33,000	Sempra Energy	1,406,790
Electronics — 1.0%
48,000	Amphenol Corp. Class A	1,151,040
24,000	Brink’s Home Security Holdings, Inc. *	526,080
33,000	Harris Corp.	1,255,650
37,000	MEMC Electronic Materials, Inc. *	528,360
		3,461,130
Entertainment Technology — 0.4%
39,400	Dolby Laboratories, Inc. Class A *	1,290,744
Environmental — 1.5%
63,500	Republic Services, Inc.	1,574,165
36,000	Stericycle, Inc. *	1,874,880
57,000	Waste Connections, Inc. *	1,799,490
		5,248,535
Financial Services – Diversified — 1.9%
6,000	Affiliated Managers Group, Inc. *	251,520
12,500	BlackRock, Inc.	1,676,875
36,000	Eaton Vance Corp.	756,360
15,000	Franklin Resources, Inc.	956,700
8,000	Global Payments, Inc.	262,320
56,000	Leucadia National Corp. *	1,108,800
33,000	Principal Financial Group, Inc.	744,810
4,000	ProAssurance Corp. *	211,120
26,000	T. Rowe Price Group, Inc.	921,440
		6,889,945

Shares		Value
Food Processing — 1.8%
9,800	Bunge Ltd.	$507,346
56,000	Flowers Foods, Inc.	1,364,160
18,000	General Mills, Inc.	1,093,500
26,000	H.J. Heinz Co.	977,600
30,000	Hormel Foods Corp.	932,400
34,000	McCormick & Company, Inc.	1,083,240
6,000	Ralcorp Holdings, Inc. *	350,400
		6,308,646
Food Wholesalers — 0.1%
5,000	Green Mountain Coffee Roasters, Inc. *	193,500
Foreign Telecommunications — 0.2%
12,300	Telefonica S.A. ADR	828,897
Grocery — 0.3%
36,000	Ruddick Corp.	995,400
Health Care Information Systems — 0.1%
10,000	Cerner Corp. *	384,500
Home Appliances — 0.2%
17,000	Toro Co. (The)	561,000
Hotel/Gaming — 0.4%
20,000	Vail Resorts, Inc. *	532,000
38,000	WMS Industries, Inc. *	1,022,200
		1,554,200
Household Products — 1.2%
25,000	Church & Dwight Company, Inc.	1,403,000
13,000	Energizer Holdings, Inc. *	703,820
17,000	Procter & Gamble Co. (The)	1,050,940
55,000	Tupperware Brands Corp.	1,248,500
		4,406,260
Human Resources — 0.4%
30,500	Watson Wyatt Worldwide, Inc. Class A	1,458,510
Industrial Services — 2.4%
53,000	C.H. Robinson Worldwide, Inc.	2,916,590
54,800	EMCOR Group, Inc. *	1,229,164
23,000	FTI Consulting, Inc. *	1,027,640
71,000	Geo Group, Inc. (The) *	1,280,130
44,400	Iron Mountain, Inc. *	1,098,012
58,000	Quanta Services, Inc. *	1,148,400
		8,699,936
Information Services — 1.4%
27,000	Alliance Data Systems Corp. *	1,256,310
26,000	Dun & Bradstreet Corp. (The)	2,007,200
21,000	FactSet Research Systems, Inc.	929,040
19,000	IHS, Inc. Class A *	710,980
		4,903,530
Insurance – Life — 1.1%
37,000	AFLAC, Inc.	1,696,080
56,000	Manulife Financial Corp.	953,680
31,872	MetLife, Inc.	1,111,058
3,960	Reinsurance Group of America, Inc.	169,567
		3,930,385
Insurance – Property & Casualty — 0.7%
15,000	ACE Ltd.	793,800
4,000	Arch Capital Group Ltd. *	280,400
28,000	Assurant, Inc.	840,000
32,000	Sun Life Financial, Inc.	740,480
		2,654,680

See Notes to Financial Statements.

Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

December 31, 2008

Shares		Value
Internet — 0.5%
14,000	Amazon.com, Inc. *	$717,920
3,400	Google, Inc. Class A *	1,046,010
		1,763,930
Machinery — 3.8%
10,000	Bucyrus International, Inc. Class A	185,200
17,000	Caterpillar, Inc.	759,390
15,000	Cummins, Inc.	400,950
34,000	Curtiss-Wright Corp.	1,135,260
23,000	Deere & Co.	881,360
16,000	Flowserve Corp.	824,000
48,000	Foster Wheeler Ltd. *	1,122,240
49,600	Gardner Denver, Inc. *	1,157,664
17,000	Graco, Inc.	403,410
42,000	IDEX Corp.	1,014,300
15,800	John Bean Technologies Corp.	129,086
6,000	Kaydon Corp.	206,100
34,000	Lennox International, Inc.	1,097,860
9,200	Manitowoc Company, Inc. (The)	79,672
36,200	Robbins & Myers, Inc.	585,354
42,000	Roper Industries, Inc.	1,823,220
30,000	Snap-on, Inc.	1,181,400
33,000	Terex Corp. *	571,560
		13,558,026
Maritime — 0.1%
11,000	Kirby Corp. *	300,960
Medical Services — 0.7%
6,000	Amedisys, Inc. *	248,040
19,000	Laboratory Corporation of America Holdings *	1,223,790
3,000	Pediatrix Medical Group, Inc. *	95,100
32,000	Psychiatric Solutions, Inc. *	891,200
		2,458,130
Medical Supplies — 5.3%
9,600	Alcon, Inc.	856,224
29,000	Bard (C.R.), Inc.	2,443,540
25,000	Baxter International, Inc.	1,339,750
23,000	Becton, Dickinson & Co.	1,572,970
18,500	Charles River Laboratories International, Inc. *	484,700
50,000	DENTSPLY International, Inc.	1,412,000
19,700	Haemonetics Corp. *	1,113,050
52,000	Henry Schein, Inc. *	1,907,880
46,000	IDEXX Laboratories, Inc. *	1,659,680
54,000	Illumina, Inc. *	1,406,700
14,000	Intuitive Surgical, Inc. *	1,777,860
13,000	Masimo Corp. *	387,790
31,500	Owens & Minor, Inc.	1,185,975
5,000	Stryker Corp.	199,750
16,000	Varian Medical Systems, Inc. *	560,640
17,000	West Pharmaceutical Services, Inc.	642,090
		18,950,599
Metals Fabricating — 0.7%
52,000	Harsco Corp.	1,439,360
28,400	Kennametal, Inc.	630,196
17,000	Shaw Group, Inc. (The) *	347,990
		2,417,546
Natural Gas – Distribution — 0.2%
3,000	South Jersey Industries, Inc.	119,550
40,950	Southern Union Co.	533,988
		653,538

Shares		Value
Natural Gas – Diversified — 2.3%
48,000	Energen Corp.	$1,407,840
14,200	EOG Resources, Inc.	945,436
62,000	Equitable Resources, Inc.	2,080,100
31,000	Penn Virginia Corp.	805,380
86,110	XTO Energy, Inc.	3,037,100
		8,275,856
Oilfield Services/Equipment — 0.6%
17,000	Exterran Holdings, Inc. *	362,100
74,000	FMC Technologies, Inc. *	1,763,420
		2,125,520
Packaging & Container — 0.8%
30,000	AptarGroup, Inc.	1,057,200
14,000	Ball Corp.	582,260
19,000	Greif, Inc. Class A	635,170
24,000	Owens-Illinois, Inc. *	655,920
		2,930,550
Petroleum – Integrated — 0.2%
14,800	Total S.A. ADR	818,440
Petroleum – Producing — 1.1%
10,000	Quicksilver Resources, Inc. *	55,700
80,700	Range Resources Corp.	2,775,273
46,000	Tenaris S.A. ADR	965,080
		3,796,053
Pharmacy Services — 1.5%
34,000	CVS Caremark Corp.	977,160
52,000	Express Scripts, Inc. *	2,858,960
36,000	Medco Health Solutions, Inc. *	1,508,760
		5,344,880
Power — 0.4%
60,600	Covanta Holding Corp. *	1,330,776
43,000	Reliant Energy, Inc. *	248,540
		1,579,316
Precision Instrument — 1.7%
21,000	Mettler-Toledo International, Inc. *	1,415,400
98,000	Thermo Fisher Scientific, Inc. *	3,338,860
21,000	Waters Corp. *	769,650
24,000	Woodward Governor Co.	552,480
		6,076,390
R.E.I.T. — 0.5%
71,000	Corrections Corp. of America *	1,161,560
34,000	ProLogis	472,260
		1,633,820
Railroad — 1.6%
26,000	Burlington Northern Santa Fe Corp.	1,968,460
32,000	Canadian National Railway Co.	1,176,320
6,800	CP Holders, Inc.	547,400
40,000	Kansas City Southern *	762,000
29,000	Norfolk Southern Corp.	1,364,450
		5,818,630
Recreation — 0.2%
28,000	Marvel Entertainment, Inc. *	861,000

See Notes to Financial Statements.

Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

December 31, 2008

Shares		Value
Restaurant — 1.1%
36,000	Darden Restaurants, Inc.	$1,014,480
20,000	McDonald’s Corp.	1,243,800
13,000	Sonic Corp. *	158,210
42,000	Yum! Brands, Inc.	1,323,000
		3,739,490
Retail – Automotive — 0.4%
10,000	AutoZone, Inc. *	1,394,700
6,000	Copart, Inc. *	163,140
		1,557,840
Retail – Special Lines — 1.4%
45,000	Aeropostale, Inc. *	724,500
94,000	Coach, Inc. *	1,952,380
38,000	Dick’s Sporting Goods, Inc. *	536,180
22,000	GameStop Corp. Class A *	476,520
44,000	TJX Companies, Inc. (The)	905,080
33,000	Urban Outfitters, Inc. *	494,340
		5,089,000
Retail Building Supply — 0.2%
23,000	Fastenal Co.	801,550
Retail Store — 0.3%
19,000	Costco Wholesale Corp.	997,500
Securities Brokerage — 0.6%
8,800	Goldman Sachs Group, Inc. (The)	742,632
10,000	IntercontinentalExchange, Inc. *	824,400
28,500	Raymond James Financial, Inc.	488,205
		2,055,237
Shoe — 0.8%
10,000	Deckers Outdoor Corp. *	798,700
26,000	NIKE, Inc. Class B	1,326,000
30,000	Wolverine World Wide, Inc.	631,200
		2,755,900
Steel – General — 0.3%
40,000	Cliffs Natural Resources, Inc.	1,024,400
Telecommunication Services — 1.2%
46,000	American Tower Corp. Class A *	1,348,720
52,000	Crown Castle International Corp. *	914,160
14,000	Millicom International Cellular S.A.	628,740
21,000	Mobile TeleSystems ADR	560,280
56,000	TW Telecom, Inc. *	474,320
65,000	Vimpel-Communications ADR	465,400
		4,391,620
Telecommunications Equipment — 0.3%
22,000	Anixter International, Inc. *	662,640
24,000	CommScope, Inc. *	372,960
		1,035,600
Tobacco — 0.3%
16,900	British American Tobacco PLC ADR	894,686
Toiletries & Cosmetics — 0.5%
34,000	Avon Products, Inc.	817,020
15,000	Chattem, Inc. *	1,072,950
		1,889,970
Trucking — 0.2%
33,000	Hunt (J.B.) Transport Services, Inc.	866,910

Shares		Value
Wireless Networking — 0.4%
12,000	Itron, Inc. *	$764,880
44,000	SBA Communications Corp. Class A *	718,080
		1,482,960
	Total Common Stocks (Cost $285,538,137)	$270,822,795

Principal Amount		Value
U.S. Government Agency Obligations — 12.0%
$11,800,000	Federal Home Loan Bank, 3.25%, 3/25/11	$11,868,652
1,000,000	Federal Home Loan Mortgage Corp., 4.25%, 7/15/09	1,020,169
3,871,501	Federal Home Loan Mortgage Corp., 4.00%, 12/15/13	3,870,052
400,269	Federal Home Loan Mortgage Corp., 5.00%, 1/1/21	411,956
111,866	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	115,044
191,157	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	196,589
621,816	Federal Home Loan Mortgage Corp., 5.00%, 11/1/21	639,485
958,782	Federal Home Loan Mortgage Corp., 5.50%, 4/15/22	971,226
3,213,648	Federal Home Loan Mortgage Corp., 5.50%, 3/15/24	3,291,061
2,000,000	Federal National Mortgage Association, 3.00%, 1/14/11	2,012,756
2,111,837	Federal National Mortgage Association, 5.00%, 11/1/34	2,160,434
1,387,221	Government National Mortgage Association, 5.50%, 1/15/36	1,432,191
14,291,587	Government National Mortgage Association, 5.50%, 8/20/37	14,708,373
	Total U.S. Government Agency Obligations (Cost $41,597,755)	42,697,988

Corporate Bonds & Notes — 2.8%
Computer Software & Services — 0.6%
2,000,000	Hewlett-Packard Co., 4.50%, 3/1/13	2,032,078
Electrical Equipment — 0.9%
3,000,000	General Electric Capital Corp., 5.20%, 2/1/11	3,039,903
Financial Services – Diversified — 0.8%
6,000,000	SLM Corp., 6.56%, 4/1/14 (1)	2,807,640
Telecommunication Services — 0.5%
2,000,000	BellSouth Corp., 5.20%, 9/15/14	1,949,432
	Total Corporate Bonds & Notes (Cost $12,633,745)	9,829,053

See Notes to Financial Statements.

Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

Principal Amount		Value
U.S. Treasury Obligations — 2.5%
$3,538,710	U.S. Treasury Notes, 1.88%, 7/15/13 (2)	$3,332,746
4,000,000	U.S. Treasury Notes, 6.13%, 11/15/27	5,735,624
	Total U.S. Treasury Obligations (Cost $7,459,797)	9,068,370
	Total Investment Securities — 93.4% (Cost $347,229,434)	$332,418,206
Cash And Other Assets In Excess Of Liabilities — 6.6%		23,468,400
Net Assets — 100.0%		$355,886,606
Net Asset Value Per Outstanding Share ($355,886,606 ÷ 24,780,366 shares outstanding)		$14.36

*	Non-income producing.

(1)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.

(2)	Treasury Inflation Protected Security (TIPS).

ADR	American Depositary Receipt.

See Notes to Financial Statements.

Value Line Strategic Asset Management Trust

Statement of Assets and Liabilities

December 31, 2008

ASSETS:
Investment securities, at value (Cost — $347,229,434)	$332,418,206
Cash	23,523,012
Interest and dividends receivable	806,196
Receivable for trust shares sold	98,280
Prepaid expenses	6,291
Total Assets	356,851,985
LIABILITIES:
Payable for securities purchased	411,562
Payable for trust shares repurchased	288,897
Accrued expenses:
Advisory fee	145,936
Service and distribution plan fees	72,985
Trustees’ fees and expenses	13,472
Other	32,527
Total Liabilities	965,379
Net Assets	$355,886,606
NET ASSETS CONSIST OF:
Shares of beneficial interest, at $0.01 par value (authorized unlimited, outstanding 24,780,366 shares)	$247,804
Additional paid-in capital	338,067,193
Undistributed net investment income	3,894,354
Accumulated net realized gain on investments and foreign currency	28,488,405
Net unrealized depreciation of investments and foreign currency translations	(14,811,150)
Net Assets	$355,886,606
Net Asset Value Per Outstanding Share
($355,886,606 ÷ 24,780,366 shares outstanding)	$14.36

Statement of Operations

For the Year Ended
December 31, 2008

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $128,300)	$4,178,319
Interest	4,024,194
Total Income	8,202,513
Expenses:
Advisory fee	2,482,113
Service and distribution plan fees	1,985,690
Auditing and legal fees	258,096
Custodian fees	113,013
Trustees’ fees and expenses	50,959
Insurance	30,823
Other	21,296
Total Expenses Before Custody Credits and Fees Waived	4,941,990
Less: Service and Distribution Plan Fees Waived	(744,634)
Less: Custody Credits	(50,099)
Net Expenses	4,147,257
Net Investment Income	4,055,256
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN EXCHANGE TRANSACTIONS:
Net Realized Gain	28,487,434
Change in Net Unrealized Appreciation/(Depreciation)	(195,355,693)
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	(166,868,259)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(162,813,003)

See Notes to Financial Statements.

Value Line Strategic Asset Management Trust

Statement of Changes in Net Assets

	Year Ended December 31,
	2008	2007
Operations:
Net investment income	$4,055,256	$6,660,777
Net realized gain on investments and foreign currency	28,487,434	65,447,896
Change in net unrealized appreciation/(depreciation)	(195,355,693)	17,527,233
Net increase/(decrease) in net assets from operations	(162,813,003)	89,635,906
Distributions to Shareholders:
Net investment income	(7,177,264)	(5,889,470)
Net realized gain from investment transactions	(65,104,254)	(67,368,056)
Decrease in net assets from distributions to shareholders	(72,281,518)	(73,257,526)
Trust Share Transactions:
Proceeds from sale of shares	8,033,054	8,576,426
Proceeds from reinvestment of dividends and distributions to shareholders	72,281,518	73,257,526
Cost of shares repurchased	(94,466,173)	(121,753,864)
Net decrease in net assets from trust share transactions	(14,151,601)	(39,919,912)
Total Decrease in Net Assets	(249,246,122)	(23,541,532)

NET ASSETS:
Beginning of year	605,132,728	628,674,260
End of year	$355,886,606	$605,132,728
Undistributed net investment income, at end of year	$3,894,354	$6,675,097

See Notes to Financial Statements.

Value Line Strategic Asset Management Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

	Years Ended December 31,
	2008	2007	2006	2005	2004
Net asset value, beginning of year	$23.67	$23.16	$22.22	$20.46	$18.30
Income from investment operations:
Net investment income	0.20	0.28	0.24	0.20	0.09
Net gains or (losses) on securities (both realized and unrealized)	(6.44)	3.22	1.23	1.65	2.13
Total from investment operations	(6.24)	3.50	1.47	1.85	2.22
Less distributions:
Dividends from net investment income	(0.30)	(0.24)	(0.21)	(0.09)	(0.06)
Distributions from net realized gains	(2.77)	(2.75)	(0.32)	—	—
Total distributions	(3.07)	(2.99)	(0.53)	(0.09)	(0.06)
Net asset value, end of year	$14.36	$23.67	$23.16	$22.22	$20.46
Total return*	(29.39)%	15.28%	6.85%	9.08%	12.19%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$355,887	$605,133	$628,674	$711,012	$773,541
Ratio of expenses to average net assets(1)	1.00%	0.95%	0.97%	0.95%	0.94%
Ratio of expenses to average net assets(2)	0.84%	0.78%	0.88%	0.95%	0.94%
Ratio of net investment income to average net assets	0.82%	1.06%	0.87%	0.84%	0.42%
Portfolio turnover rate	24%	26%	26%	33%	41%

*	Total return does not reflect the effects of charges deducted under the terms of GIAC’s variable contracts. Including such charges would reduce the total return for all years shown.
(1)
Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of a portion of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets net of custody credits, but exclusive of the waiver of a portion of the service and distribution plan fees by the Distributor, would have been 0.99% for the year ended December 31, 2008 and would not have changed for the other years shown.

(2)	Ratio reflects expenses net of the waiver of a portion of the service and distribution plan fees by the Distributor and net of the custody credit arrangement.

See Notes to Financial Statements.

Value Line Strategic Asset Management Trust

Notes to Financial Statements

December 31, 2008

1.	Significant Accounting Policies

Value Line Strategic Asset Management Trust (the “Trust”) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Trust will attempt to achieve its objective by following an asset allocation strategy based on data derived from computer models for the stock and bond markets that shifts the assets of the Trust among equity, debt and money market securities as the models indicate and its investment adviser, EULAV Asset Management, LLC (the “Adviser”), deems appropriate.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

(A) Security Valuation

Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices.

The Board of Trustees has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost.

Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Trust are valued at fair value as the Board of Trustees may determine in good faith. In addition, the Trust may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Fair Value Measurements

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.

Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

Value Line Strategic Asset Management Trust

Notes to Financial Statements (Continued)

December 31, 2008

The following is a summary of the inputs used as of December 31, 2008 in valuing the Trust’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$270,822,795	—
Level 2 – Other Significant Observable Inputs	61,595,411	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$332,418,206	—

*	Other financial instruments include futures, forwards and swap contracts.

For the year ended December 31, 2008, there were no Level 3 investments.

(C) Repurchase Agreements

In connection with transactions in repurchase agreements, the Trust’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Trust’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. There were no open repurchase agreements at December 31, 2008.

(D) Federal Income Taxes

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

(E) Dividends and Distributions

It is the Trust’s policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized by the Trust, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Trust at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Trustees.

(F) Securities Transactions and Income

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments, adjusted for amortization of discount and premium, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

The Trust may invest in Treasury Inflation-Protection Securities (TIPS). The principal value and interest payout of TIPS are periodically adjusted according to the rate of inflation based on the Consumer Price Index. The adjustments for principal and income due to the inflation are reflected in interest income in the Statement of Operations.

(G) Foreign Currency Translation

The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange on the valuation date. The Trust does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Trust, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/(loss) on investments and changes in unrealized appreciation/(depreciation) on investments.

(H) Representations and Indemnifications

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Value Line Strategic Asset Management Trust

Notes to Financial Statements (Continued)

December 31, 2008

(I) Accounting for Real Estate Investment Trusts

The Trust owns shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(J) Foreign Taxes

The Trust may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Trust will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

2.	Trust Share Transactions, Dividends and Distributions

Shares of the Trust are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc. (GIAC). Transactions in shares of beneficial interest in the Trust were as follows:

	Year Ended December 31, 2008	Year Ended December 31, 2007
Shares sold	405,801	359,185
Shares issued in reinvestment of dividends and distributions	3,859,131	3,130,664
Shares repurchased	(5,050,861)	(5,067,551)
Net decrease	(785,929)	(1,577,702)
Dividends per share from net investment income	$0.305	$0.241
Distributions per share from net realized gains	$2.766	$2.754

3.	Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term investments, were as follows:

Year Ended December 31, 2008
PURCHASES:
U.S. Treasury and U.S. Government Agency Obligations	$20,804,536
Other Investment Securities	82,768,785
$103,573,321
SALES:
U.S. Treasury and U.S. Government Agency Obligations	$33,018,319
Other Investment Securities	113,918,566
$146,936,885

4.	Income Taxes

At December 31, 2008, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$347,311,677
Gross tax unrealized appreciation	$46,444,642
Gross tax unrealized depreciation	(61,338,113)
Net tax unrealized depreciation on investments	$(14,893,471)
Undistributed ordinary income	$3,894,644
Undistributed long-term gains	$28,570,648

During the year ended December 31, 2008, as permitted under federal income tax regulations, the Trust elected to defer $291 of post-October net currency losses to the next taxable year.

The differences between book and tax basis unrealized appreciation/(depreciation) on investments are primarily attributed to wash sales.

The tax composition of distributions to shareholders for the years ended December 31, 2008 and December 31, 2007 were as follows:

	2008	2007

Ordinary income	$6,810,672	$5,889,470
Long-term capital gain	65,470,846	67,368,056
	$72,281,518	$73,257,526

Permanent book/tax differences relating to the current year were reclassified within the composition of the net asset accounts. The Trust increased additional paid-in capital by $159,434, increased undistributed net investment income by $341,265 and decreased accumulated net realized gain on investments by $500,699. Net assets were not affected by these reclassifications. These reclasses are primarily due to differing treatments of dividends, foreign currency translation and equalization for tax purposes.

5.	Investment Advisory Fee, Service and Distribution Fees and Transactions with Affiliates

On June 30, 2008, Value Line, Inc. (“Value Line”) reorganized its investment management division into EULAV Asset Management, LLC (“EULAV”), a newly formed,

Value Line Strategic Asset Management Trust

Notes to Financial Statements (Continued)

December 31, 2008

wholly-owned subsidiary. As part of the reorganization, each advisory agreement was transferred from Value Line to EULAV and EULAV replaced Value Line as the Trust’s investment adviser. The portfolio managers, who are now employees of EULAV, have not changed as a result of the reorganization.

An advisory fee of $2,482,113 was paid or payable to Value Line or EULAV (the “Adviser”), for the year ended December 31, 2008. This was computed at the rate of 1/2 of 1% of the average daily net assets of the Trust during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trust’s Board of Trustees, to act as officers and employees of the Trust and pays their salaries and wages. Direct expenses of the Trust are charged to the Trust while common expenses of the Value Line Funds are allocated proportionately based upon the funds’ respective net assets. The Trust bears all other costs and expenses.

The Trust has a Service and Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of Value Line in advertising, marketing, and distributing the Trust’s shares and for servicing the Trust’s shareholders at an annual rate of 0.40% of the Trust’s average daily net assets. For the year ended December 31, 2008, fees amounting to $1,985,690, before fee waivers, were accrued under the Plan. Effective May 23, 2006 the Distributor voluntarily waived 0.15% of the 12b-1 fee. Effective May 1, 2007 and 2008, the Distributor contractually agreed to continue to reduce the fee under the Plan by 0.15% for one year periods. For the year ended December 31, 2008, the fees waived amounted to $744,634. The Distributor has no right to recoup previously waived amounts.

For the year ended December 31, 2008, the Trust’s expenses were reduced by $50,099 under a custody credit arrangement with the Custodian.

Certain officers, employees and a director of Value Line and/or affiliated companies are also officers and a Trustee of the Trust.

6.	Other

By letter dated June 15, 2005, the staff of the Northeast Regional Office of the Securities and Exchange Commission (“SEC”) informed Value Line that it was conducting an investigation in the matter of Value Line Securities, Inc. (“VLS”). Value Line has supplied numerous documents to the SEC in response to its requests and various individuals, including employees and former employees of Value Line, trustees of the Trust and others, have provided testimony to the SEC. On May 8, 2008, the SEC issued a formal order of private investigation regarding whether VLS’ brokerage charges and related expense reimbursements from the Value Line Funds (“Funds”) during periods prior to 2005 were excessive and whether adequate disclosure was made to the SEC and the Boards of Directors and shareholders of the Funds. Thereafter, certain officers of Value Line, who are former officers of the Funds, asserted their constitutional privilege not to provide testimony. Value Line has informed the Funds that it believes the SEC has completed the fact finding phase of its investigation and Value Line will seek to settle this matter with the SEC. Although management of Value Line cannot determine the effect that the investigation will have on Value Line’s financial statements, it believes that any settlement is likely to be material to it and has informed the Funds of its belief, in light of settlement discussions to date, that there are no loss contingencies that should be accrued or disclosed in the Trust’s financial statements and that the resolution of this matter is not likely to have a materially adverse effect on the ability of the Adviser or VLS to perform their respective contracts with the Trust.

Value Line Strategic Asset Management Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Value Line Strategic Asset Management Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Strategic Asset Management Trust (the “Trust”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 20, 2009

Value Line Strategic Asset Management Trust

Federal Tax Status of Distribution (Unaudited)

For corporate taxpayers 64.44% of the ordinary income distributions paid during the calendar year 2008, qualify for the corporate dividends received deductions. During the calendar year 2008, the Trust distributed $65,470,846 of long-term capital gain to its shareholders.

Value Line Strategic Asset Management Trust

Management Information

The following table sets forth information on each Trustee and Officer of the Trust. Each Trustee serves as a Director or Trustee of each of the 14 Value Line Funds. Each Trustee serves until his or her successor is elected and qualified.

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Trustee
Interested Trustee *

Thomas T. Sarkany Age 62	Trustee	Since 2008	Mutual Fund Marketing Director of Value Line Securities, Inc. (the “Distributor”).	None

Non-Interested Trustees

Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 Age 53	Trustee	Since 2008	General Counsel, Archery Capital LLC (private investment fund).	Burnham Investors Trust, since 2004 (4 funds).

Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 77	Trustee (Lead Independent Trustee since 2008)	Since 2000
Professor of History, Williams College, (1961 to 2002). Professor Emeritus since 2002. President Emeritus since 1994 and President, (1985–1994); Chairman (1993–1997) and Interim President (2002–2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None

David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 73	Trustee	Since 1997	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President, (1987–1998).	None

Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 69	Trustee	Since 1985	Chairman, Institute for Political Economy.	None

Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 59	Trustee	Since 1996	Senior Financial Advisor, Veritable L.P. (Investment adviser) since 2004; Senior Financial Advisor, Hawthorn (2001–2004).	None

Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 Age 54	Trustee	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management 2005–2007; Managing Director, Weiss, Peck and Greer, 1995–2005.	None

The Trust’s Statement of Additional Information (SAI) includes additional information about the Trust’s trustees and is available, without charge, upon request by calling 1-800-221-3532.

*
Mr. Sarkany is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 220 East 42nd Street, New York, NY 10017.

Value Line Strategic Asset Management Trust

Management Information (Continued)

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years
Officers

Mitchell E. Appel Age 38	President	Since 2008
President of each of the 14 Value Line Funds since June 2008; Chief Financial Officer of Value Line since April 2008 and from September 2005 to November 2007; Treasurer from June 2005 to September 2005; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of Circle Trust Company from January 2003 to May 2005; Chief Financial Officer of the Distributor since April 2008.

Howard A. Brecher Age 55	Vice President and Secretary	Since 2008
Vice President and Secretary of each of the 14 Value Line Funds since June 2008; Vice President, Secretary and a Director of Value Line; Vice President of the Distributor and Secretary since June 2008; Vice President, Secretary, Treasurer, General Counsel and a Director of Arnold Bernhard & Co., Inc.

Emily D. Washington Age 30	Treasurer	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of the Value Line Funds Since August 2008; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

Value Line Strategic Asset Management Trust

Form N-Q

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Trust voted these proxies during the most recent 12-month period ended June 30 is available through the Trust’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Item 2.	Code of Ethics

(a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and  principal accounting officer.

(f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.
(2) The Registrant’s Board has designated Francis C. Oakley, a member of the Registrant’s Audit Committee, as the Registrant’s Audit Committee Financial Expert.  Mr. Oakley is an independent director who is a Professor of History with Williams College.  He spent most of his professional career at Williams College, where he served as a faculty member, President Emeritus and President (1961-2003). He also served as Chairman (1993-1997) and President (2002-2003) of The American Council of Learned Societies.  He has also previously served as Trustee and Chairman of the Board of Trustees of National Humanities Center.

A person who is designated as an “audit committee financial expert” shall not make such person an "expert" for any purpose, including without limitation under Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services

	(a)	Audit Fees 2008 - $54,531

	(b)	Audit-Related fees – None.

	(c)	Tax Preparation Fees 2008 -$12,637

	(d)	All Other Fees – None

	(e)	(1)
Audit Committee Pre-Approval Policy. All services to be performed for the Registrant  by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed were pre-approved by the committee.

	(e)	(2) Not applicable.

	(f)	Not applicable.

	(g)	Aggregate Non-Audit Fees 2008 -$12,637

	(h)	Not applicable.

Item 11.	Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.	Exhibits.

	(a)	Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 99.2R CODE ETH.

	(b)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

		(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	March 10, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell D. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	March 10, 2009